CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED STATEMENTS OF CASH FLOWS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income for the year	$ 7,608	$ 6,996	$ 7,243
Adjustments to reconcile net income to net cash provided by operating activities
Increase/Decrease in other assets	(741)	(1,210)	2,857
Total adjustments	7,463	5,757	1,569
Net cash provided by operating activities	15,071	12,753	8,812
Investing activities
Purchase of single premium life insurance policy	786	263	468
Net cash used by investing activities	(80,492)	(34,995)	(10,443)
Financing activities
Payment to repurchase common stock	3,400	3,011	2,566
Cash dividends paid	3,944	1,991	6,106
Net cash used by financing activities	62,796	62,764	667
Increase (decrease) in cash	(2,625)	40,522	(964)
Cash and cash equivalents at beginning of period	73,021	32,499	33,463
Cash and cash equivalents at end of period	70,396	73,021	32,499
Parent Company
Operating activities
Net income for the year	7,608	6,996	7,243
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of bank subsidiary	(384)	(76)
Increase in cash surrender value of life insurance contracts	(135)	(130)
Increase/Decrease in other assets	56	(1,972)
Increase/Decrease in payables	127	126
Total adjustments	(336)	(2,052)
Net cash provided by operating activities	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	(310)
Net cash used by investing activities	(310)
Financing activities
Payment to repurchase common stock	(3,400)	(3,011)
Cash dividends paid	(3,944)	(1,991)
Net cash used by financing activities	(7,344)	(5,002)
Increase (decrease) in cash	(382)	(58)
Cash and cash equivalents at beginning of period	443	501
Cash and cash equivalents at end of period	$ 61	$ 443	$ 501